RECLAMATION AND REMEDIATION - Impairment Assessment (Details) - Yanacocha - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016
Reclamation and remediation expense
Frequency of closure plan updates (in years)	5 years
Increase in asset retirement obligation	$ 429
Increase to the recorded asset retirement cost asset		$ 351
Non-cash charge to reclamation expense			$ 1,003
Reclamation and Remediation Charges
Reclamation and remediation expense
Non-cash charge to reclamation expense		$ 78